Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] - Options granted from June 2017 [member]		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year		949,040	1,138,465
Granted		239,360	124,610
Vested	[1]	(291,710)	(181,018)
Forfeited		0	(133,017)
Outstanding, end of year		896,690	949,040

[1]	Vested PSUs in 2023 were settled in cash and in 2022 were settled in shares.